Deferred Tax - Summary of Change in Deferred Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes In Deferred Tax Liability Asset [Abstract]
Deferred tax asset, beginning balance	$ 5,778
Credit to the consolidated statement of comprehensive income	1,770	$ 5,377
Translation differences	(520)	401
Deferred tax asset, ending balance	$ 7,028	$ 5,778